Income Tax	3 Months Ended
Dec. 31, 2025
Disclosure of income tax [abstract]
Income Tax

17. INCOME TAX

The Company determined the reporting period's income tax expense based on an estimate of the annual effective income tax rate in the respective countries applied to the pre-tax result before the tax effect of any discrete items of this reporting period. The components of income tax expense are as follows:

	Three months ended December 31,
	2025	2024
Current income taxes	(20,108)	(19,976)
Deferred income taxes	1,481	843
Income tax expense	(18,627)	(19,133)

The Company estimates the income tax rate for the fiscal year ending September 30, 2026 will be 26%, compared to 26% for the fiscal year ended September 30, 2025.